Other financial Assets - Summary of Other Financial Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($)
Non-current
Security deposits	₨ 1,566	₨ 1,396
Finance lease receivables	4,742	4,262
Others	22	426
Non-current financial asset	6,330	6,084	$ 77
Current
Security deposits	1,549	1,513
Due from officers and employees	735	1,301
Interest receivables	386	1,835
Finance lease receivables	5,672	5,065
Deposit in interim dividend account	0	27,410
Others	754	5,790
Current financial asset	9,096	42,914	$ 111
Total	₨ 15,426	₨ 48,998